Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

June 25, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Fundamental Global Real Estate Index Fund
Schwab Fundamental U.S. Large Company Index Fund
Schwab Fundamental U.S. Small Company Index Fund
Schwab Fundamental International Equity Index Fund
Schwab Fundamental International Small Equity Index Fund
Schwab Fundamental Emerging Markets Equity Index Fund

Post-Effective Amendment No. 228

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated June 21, 2024, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Robin R. Nesbitt

Robin R. Nesbitt

Corporate Counsel